Summary of Significant Accounting Policies (Details) - Schedule of Effect of the Revisions on the Affected Line Items within the Consolidated Statements of Operations and Comprehensive Loss - CNY (¥)
¥ in Thousands
	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
As reported [Member]
Operating costs and expenses:
Cost of sales	¥ (16,136)	¥ (33,834)
Selling expenses	(64,709)	(126,743)
Total operating costs and expenses	(173,244)	(262,844)
Loss from operations	(58,804)	(74,103)
Net loss attributable to owners of the Company	(43,577)	(60,667)
Adjustment [Member]
Operating costs and expenses:
Cost of sales	(4,149)	(21,224)
Selling expenses	4,149	21,224
Total operating costs and expenses
Loss from operations
Net loss attributable to owners of the Company
As Corrected [Member]
Operating costs and expenses:
Cost of sales	(20,285)	(55,058)
Selling expenses	(60,560)	(105,519)
Total operating costs and expenses	(173,244)	(262,844)
Loss from operations	(58,804)	(74,103)
Net loss attributable to owners of the Company	¥ (43,577)	¥ (60,667)